Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

As of December 31, 2020 and 2019, property and equipment consisted of the following:

	Useful life	December 31, 2020	December 31, 2019
Office equipment and furniture	3 - 5 Years	$142,482	$115,093
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	90,246	87,275
Software	1 - 3 Years	12,721	11,898
		245,449	214,266
Less: accumulated depreciation		(142,567)	(82,250)
		$102,882	$132,016

For the years ended December 31, 2020, 2019 and 2018, depreciation expense amounted to $54,576, $25,839 and $27,311, respectively, all of which were included in operating expenses.